Current and deferred income tax and social contribution - Total income tax and social contribution expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current and deferred income tax and social contribution
Income tax	R$ (87,581)	R$ 164,494	R$ 175,993
Total deferred income tax and social contribution	193,264	271,119	228,434
Total income tax and social contribution expenses	R$ (280,845)	R$ (106,625)	R$ (52,441)